Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 9,102,728	$ 120,300
Accounts receivable, net	472,059	587,932
Inventory, net	127,626	48,198
Prepaid expenses and other current assets	714,284	386,165
Total current assets	10,416,697	1,142,595
Operating lease right of use assets	379,493	602,775
Property and equipment, net	628,773	965,109
Goodwill	12,758,924	8,380,504
Intangible assets, net	6,433,865	5,566,339
Deferred tax assets, net -- noncurrent	502,145	531,557
Other assets	73,738	76,175
Total assets	31,193,635	17,265,054
Current liabilities:
Accounts payable	639,472	1,126,114
Accrued liabilities	408,338	1,794,232
Advanced payments and deferred revenues	557,528	967,053
Convertible notes, net -- current	1,879,853	2,349,677
Loans payable -- current	0	189,963
Related party payables	50,000	143,741
Income taxes payable	0	102,870
Lease liabilities -- current	303,554	304,326
Total current liabilities	3,838,745	6,977,976
Convertible notes, net of loan discounts	1,312,335	897,349
Lease liabilities	101,299	328,772
Loans payable	0	95,931
Other noncurrent liabilities	458,926	367,544
Total liabilities	5,711,305	8,667,572
Commitments and contingencies
Stockholders’ Equity:
Common stock, $0.001 par value. 500,000,000 shares authorized; 12,325,736 and 5,886,073 shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively	12,326	5,886
Additional paid-in capital	88,490,096	64,417,218
Accumulated deficit	(62,920,855)	(55,791,914)
Accumulated other comprehensive loss	(85,061)	(39,334)
Total Grom Social Enterprises Inc. stockholders’ equity	25,505,906	8,597,482
Noncontrolling interests	(23,576)	0
Total stockholders’ equity	25,482,330	8,597,482
Total liabilities and equity	31,193,635	17,265,054
Series A Preferred Stock [Member]
Stockholders’ Equity:
Preferred Stock, Value, Issued	0	0
Series B Preferred Stock [Member]
Stockholders’ Equity:
Preferred Stock, Value, Issued	0	5,626
Series C Preferred Stock [Member]
Stockholders’ Equity:
Preferred Stock, Value, Issued	$ 9,400	$ 0